RETIREMENT BENEFIT PLANS - Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) director section	Dec. 31, 2023 GBP (£) director	Dec. 31, 2022 GBP (£)	Mar. 31, 2021	May 31, 2020	Aug. 31, 2019 GBP (£)	Mar. 01, 2015
Disclosure of defined benefit plans [line items]
Defined contribution expense	£ (79)	£ (71)	£ (60)
Number of legally segregated sections | section	7
Percentage of employee covered defined benefit pension schemes	6.00%	7.00%
Number of directors selected | director	6	6
Number of directors nominated | director	4	4
Actuarial valuation deficit						£ 183
Percentage of the SMA section pensioner liabilities insured					100.00%
Percentage of the SPI section pensioner liabilities insured					50.00%
Contribution to scheme based on agreement	£ 150	£ 195
Period over which the spot rate remain constant	50 years
Percentage of pension pay increase	3.00%	3.00%	3.00%				1.00%
Percentage improvements in membership profile retirement benefits plan	0.25%
Improvements to life expectancy of male employees	1.25%
Improvements to life expectancy of female employees	1.25%
Weighted average duration of defined benefit obligation	12 years 8 months 12 days	13 years 9 months 18 days
Longevity swap
Disclosure of defined benefit plans [line items]
Percentage of pensioner liabilities covered by longevity swap				85.00%
Minimum
Disclosure of defined benefit plans [line items]
Forward curve term	30 years
Maximum
Disclosure of defined benefit plans [line items]
Forward curve term	50 years
General price inflation
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Deficit Repair Contributions
Disclosure of defined benefit plans [line items]
Contribution to scheme based on agreement	£ 119	£ 164
Currency futures
Disclosure of defined benefit plans [line items]
Gross notional value	£ 709	£ 859